CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) (Q2) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Revenues
License fees	$ 15,979	$ 14,698	$ 30,518	$ 29,237
Royalty income	0	17,012	0	17,012
Product sales, net	243,018	177,584	523,127	265,026
Total Revenues	258,997	209,294	553,645	311,275
Costs and Expenses
Cost of product sold	81,286	113,090	182,816	154,132
Research and development	219,335	184,423	423,494	372,019
Selling, general and administrative	495,034	411,279	941,191	880,352
Amortization of intangible assets	118,461	118,461	235,622	235,622
Depreciation	46,218	59,553	104,527	120,107
Total Costs and Expenses	960,334	886,806	1,887,650	1,762,232
Operating (Loss)	(701,337)	(677,512)	(1,334,005)	(1,450,957)
Other Income (Expense)
Interest and miscellaneous income	69	519	211	5,060
Interest (expense) income	(63,185)	(32,722)	(76,154)	2,969
Equity in earnings (loss) of unconsolidated subsidiary	0	0	0	0
Foreign currency transaction gain (loss)	35,074	0	(57,704)	0
Loss on early extinguishment of convertible note	0	0	0	(135,078)
(Loss) Before Income Taxes	(729,379)	(709,715)	(1,467,652)	(1,578,006)
Income taxes	0	0	0	0
Net (Loss)	$ (729,379)	$ (709,715)	$ (1,467,652)	$ (1,578,006)
Basic and diluted net (loss) per common share (in dollars per share)	$ (0.03)	$ (0.03)	$ (0.06)	$ (0.07)
Weighted average number of common shares outstanding (in shares)	24,767,889	24,122,176	24,613,809	22,776,695